EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [line items]
Net income		$ 1	$ 2	$ 129	$ 5
Net income for the period		$ (2)	$ 0	$ (2)	$ 0
Weighted average number of shares outstanding, basic (in shares)		28,003,194	16,934,688	25,786,188	16,934,688
Net earnings (loss) per basic share (USD per share)		$ 0.06	$ 0.00	$ 4.99	$ 0.00
Class A exchangeable shares
Earnings per share [line items]
Net income for the period	[1]	$ 0	$ 2	$ 0	$ 5
Class A exchangeable and Class B shareholders
Earnings per share [line items]
Net income for the period	[2]	1	0	3	0
Class C shareholders
Earnings per share [line items]
Net income for the period	[2]	$ 2	$ 0	$ 128	$ 0
Net earnings (loss) per basic share (USD per share)	[3]	$ 0.06	$ 0	$ 4.99	$ 0

[1]	For the periods prior to June 28, 2021. See Note 2(b).
[2]	For the period June 28, 2021 onward. See Note 2(b).
[3]	Basic earnings per share for the three and six months ended January 1, 2021 to June 28, 2021 are attributed to our predecessor company Brookfield Annuity Holdings Inc., which was a wholly owned subsidiary of Brookfield Asset Management Inc.